Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In March 2024, the SEC adopted climate-related reporting rules, The Enhancement and Standardization of Climate-Related Disclosures for Investors (the “SEC Climate Reporting Rules”). The SEC Climate Reporting Rules require for accelerated filers the following financial statement disclosures: a) Expenditures and capitalized costs, excluding recoveries, incurred related to severe weather events and natural events are required, if such expenditures exceed defined disclosure thresholds. In addition, a description of material estimates and assumptions used to produce the financial statement disclosures are required; b) If the use of carbon offsets or renewable energy credits (RECs) are a material component of the registrant’s plans to achieve climate-related targets or goals, disclosure of carbon offsets and RECs beginning and ending balances, amounts expensed, capitalized costs and losses are presented in the financial statements; c) Disclosure of gross scope 1 and scope 2 greenhouse gas (GHG) emissions, if material, as well a description of the methodology, significant inputs and assumptions used to calculate the GHG emissions, organizational and operational boundaries and protocols or standards used.  Scope 1 GHG emissions are direct GHG emissions from operations owned or controlled by the entity and scope 2 emissions are indirect GHG emissions from the generation of purchased or acquired electricity, steam, heat or cooling that is consumed by operations owned or controlled by the entity. The disclosures will be phased in, with the financial statement disclosures required for annual periods beginning in 2026 for accelerated filers. The Company continues to evaluate the additional disclosures required.

Other than the above, there are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed financial statements for the six-month period ended June 30, 2024.